UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

(a)

TrueShares ETFs

TrueShares Technology, AI & Deep Learning ETF (LRNZ)
TrueShares ESG Active Opportunities ETF (ECOZ)
TrueShares Low Volatility Equity Income ETF (DIVZ)
TrueShares Eagle Global Renewable Energy Income ETF (RNWZ)
RiverNorth Patriot ETF (FLDZ)
RiverNorth Enhanced Pre-Merger SPAC ETF (SPCZ)

SEMI-ANNUAL REPORT

June 30, 2023

(Unaudited)

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

TrueShares ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments	4
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	30
Review of Liquidity Risk Management Program	41
Supplemental Information	42

TrueShares ETFs

Shareholder Expense Example

June 30, 2023 (Unaudited)

As a shareholder of a fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2023 to June 30, 2023).

ACTUAL EXPENSES

The following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Technology, AI & Deep Learning ETF	$ 1,000.00	$ 1,395.10	0.68%	$ 4.04
TrueShares ESG Active Opportunities ETF	1,000.00	1,177.50	0.58	3.13
TrueShares Low Volatility Equity Income ETF	1,000.00	961.70	0.65	3.16
TrueShares Eagle Global Renewable Energy Income ETF	1,000.00	1,008.90	0.75	3.74
RiverNorth Patriot ETF	1,000.00	1,042.70	0.70	3.55
RiverNorth Enhanced Pre-Merger SPAC ETF	1,000.00	1,038.60	0.89	4.50

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

TrueShares ETFs

Shareholder Expense Example

June 30, 2023 (Unaudited) (Continued)

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Annualized Expense Ratios	Expenses Paid During the Period(1)
TrueShares Technology, AI & Deep Learning ETF	$ 1,000.00	$ 1,021.42	0.68%	$ 3.41
TrueShares ESG Active Opportunities ETF	1,000.00	1,021.92	0.58	2.91
TrueShares Low Volatility Equity Income ETF	1,000.00	1,021.57	0.65	3.26
TrueShares Eagle Global Renewable Energy Income ETF	1,000.00	1,021.08	0.75	3.76
RiverNorth Patriot ETF	1,000.00	1,021.32	0.70	3.51
RiverNorth Enhanced Pre-Merger SPAC ETF	1,000.00	1,020.38	0.89	4.46

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

TrueShares Technology, AI & Deep Learning ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 89.3%
Auto Parts & Equipment — 4.8%
Mobileye Global, Inc. - Class A (a)	42,919	$1,648,948

Biotechnology — 5.6%
Prime Medicine, Inc. (a)	83,964	1,230,073
Relay Therapeutics, Inc. (a)	53,564	672,764
		1,902,837
Computers — 8.5%
Crowdstrike Holdings, Inc. - Class A (a)	10,549	1,549,332
Zscaler, Inc. (a)	9,217	1,348,447
		2,897,779
Internet — 6.5%
Amazon.com, Inc. (a)	8,428	1,098,674
Okta, Inc. (a)	16,321	1,131,861
		2,230,535
Pharmaceuticals — 2.1%
AbCellera Biologics, Inc. (a)(b)	108,773	702,674

Semiconductors — 12.4%
Advanced Micro Devices, Inc. (a)	15,216	1,733,255
NVIDIA Corp.	5,949	2,516,545
		4,249,800
Software — 49.4% (c)
Datadog, Inc. - Class A (a)	15,174	1,492,818
Elastic N.V. (a)(b)	19,918	1,277,142
ROBLOX Corp. - Class A (a)	32,057	1,291,897
Samsara, Inc. - Class A (a)	82,557	2,287,655
Schrodinger, Inc. (a)	44,433	2,218,095
SentinelOne, Inc. - Class A (a)	78,393	1,183,734
ServiceNow, Inc. (a)	2,397	1,347,042
Snowflake, Inc. - Class A (a)	12,768	2,246,913
Twilio, Inc. - Class A (a)	17,181	1,093,055
UiPath, Inc. - Class A (a)	60,183	997,232
Unity Software, Inc. (a)	33,366	1,448,752
		16,884,335
TOTAL COMMON STOCKS (Cost $34,642,915)		30,516,908

	Shares	Value
MONEY MARKET FUNDS — 10.7%
First American Treasury Obligations Fund - Class X, 5.04% (d)	3,644,531	$3,644,531
TOTAL MONEY MARKET FUNDS (Cost $3,644,531)		3,644,531

TOTAL INVESTMENTS (Cost $38,287,446) — 100.0%		34,161,439
Other assets and liabilities, net — (0.0)% (e)		(6,938)
TOTAL NET ASSETS — 100.0%		$34,154,501

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	The rate shown is the seven day yield at period end.

(e)	Amount is less than 0.05%.

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 96.0%
Apparel — 1.5%
NIKE, Inc. - Class B	335	$36,974

Auto Manufacturers — 4.0%
Tesla, Inc. (a)	376	98,426

Banks — 2.7%
JPMorgan Chase & Co.	301	43,778
Truist Financial Corp.	727	22,064
		65,842
Beverages — 1.6%
PepsiCo, Inc.	208	38,526

Biotechnology — 1.2%
Amgen, Inc.	62	13,765
Gilead Sciences, Inc.	196	15,106
		28,871
Chemicals — 1.1%
International Flavors & Fragrances, Inc.	346	27,538

Commercial Services — 3.6%
Block, Inc. (a)	272	18,107
Moody’s Corp.	69	23,993
PayPal Holdings, Inc. (a)	185	12,345
S&P Global, Inc.	82	32,873
		87,318
Computers — 3.6%
Apple, Inc.	450	87,287

Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.	143	11,017

Distribution & Wholesale — 4.2%
WW Grainger, Inc.	130	102,517

	Shares	Value
Diversified Financial Services — 6.0%
American Express Co.	377	$65,674
BlackRock, Inc.	51	35,248
Mastercard, Inc. - Class A	117	46,016
		146,938
Electric — 0.8%
Eversource Energy	275	19,503

Energy, Alternate Sources — 2.5%
Enphase Energy, Inc. (a)	359	60,125

Food — 2.4%
Sysco Corp.	775	57,505

Healthcare Products — 3.5%
Abbott Laboratories	417	45,461
Thermo Fisher Scientific, Inc.	74	38,610
		84,071
Healthcare Services — 1.4%
UnitedHealth Group, Inc.	73	35,087

Insurance — 1.6%
The Allstate Corp.	366	39,909

Internet — 9.9%
Alphabet, Inc. - Class A (a)	605	72,418
Amazon.com, Inc. (a)	338	44,062
Booking Holdings, Inc. (a)	21	56,707
Netflix, Inc. (a)	56	24,667
Uber Technologies, Inc. (a)	992	42,825
		240,679
Machinery Diversified — 3.7%
Rockwell Automation, Inc.	273	89,940

Miscellaneous Manufacturing — 1.6%
Illinois Tool Works, Inc.	158	39,525

Pharmaceuticals — 7.7%
AbbVie, Inc.	251	33,817
AmerisourceBergen Corp.	361	69,467
Cardinal Health, Inc.	421	39,814
Johnson & Johnson	88	14,566
Merck & Co., Inc.	149	17,193
Zoetis, Inc.	69	11,882
		186,739
Real Estate — 0.5%
CBRE Group, Inc. - Class A (a)	142	11,461

The accompanying notes are an integral part of the financial statements.

TrueShares ESG Active Opportunities ETF

Schedule of Investments

June 30, 2023 (Unaudited) (Continued)

	Shares	Value
Retail — 7.4%
Costco Wholesale Corp.	127	$68,374
Starbucks Corp.	411	40,714
Target Corp.	147	19,389
The Home Depot, Inc.	82	25,472
Tractor Supply Co.	116	25,648
		179,597
Semiconductors — 10.1%
Advanced Micro Devices, Inc.(a)	307	34,970
Lam Research Corp.	69	44,357
NVIDIA Corp.	330	139,596
QUALCOMM, Inc.	220	26,189
		245,112
Software — 10.0%
Adobe, Inc. (a)	81	39,608
Electronic Arts, Inc.	215	27,886
Intuit, Inc.	62	28,408
Microsoft Corp.	291	99,096
MSCI, Inc.	89	41,767
Zoom Video Communications, Inc. - Class A (a)	82	5,566
		242,331
Telecommunications — 1.4%
AT&T, Inc.	934	14,897
Verizon Communications, Inc.	515	19,153
		34,050
Transportation — 1.5%
Expeditors International of Washington, Inc.	303	36,702

TOTAL COMMON STOCKS (Cost $2,034,378)		2,333,590

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
AvalonBay Communities, Inc.	183	34,636
Prologis, Inc.	397	48,685
TOTAL REITS (Cost $93,744)		83,321

	Shares	Value
MONEY MARKET FUNDS — 0.5%
First American Treasury Obligations Fund - Class X, 5.04% (b)	12,646	$12,646
TOTAL MONEY MARKET FUNDS (Cost $12,646)		12,646

TOTAL INVESTMENTS (Cost $2,140,768) — 99.9%		2,429,557
Other assets and liabilities, net — 0.1%		900
TOTAL NET ASSETS — 100.0%		$2,430,457

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the seven day yield at period end.

The accompanying notes are an integral part of the financial statements.

TrueShares Low Volatility Equity Income ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace & Defense — 6.0%
Lockheed Martin Corp.	5,670	$2,610,355
Raytheon Technologies Corp.	13,073	1,280,631
		3,890,986
Agriculture — 11.0%
Altria Group, Inc.	28,929	1,310,484
British American Tobacco PLC - ADR (a)	92,426	3,068,543
Philip Morris International, Inc.	28,565	2,788,515
		7,167,542
Banks — 3.5%
JPMorgan Chase & Co.	15,923	2,315,841

Finance & Insurance — 10.1%
CME Group, Inc.	8,826	1,635,370
The Charles Schwab Corp.	51,298	2,907,570
Visa, Inc. - Class A	8,606	2,043,753
		6,586,693
Electric — 11.7%
American Electric Power Co, Inc.	30,454	2,564,227
FirstEnergy Corp.	70,360	2,735,597
WEC Energy Group, Inc.	26,453	2,334,213
		7,634,037
Food — 3.7%
The Kroger Co.	51,832	2,436,104

Healthcare Products — 3.0%
Medtronic PLC (a)	22,178	1,953,882

Healthcare Services — 4.9%
UnitedHealth Group, Inc.	6,675	3,208,272

Oil & Gas — 11.7%
Chevron Corp.	16,616	2,614,528
Coterra Energy, Inc.	59,088	1,494,926

	Shares	Value
Oil & Gas (continued)
Devon Energy Corp.	14,518	$701,800
Exxon Mobil Corp.	26,550	2,847,487
		7,658,741
Pharmaceuticals — 6.7%
AbbVie, Inc.	12,543	1,689,918
Johnson & Johnson	16,364	2,708,570
		4,398,488
Pipelines — 3.6%
Kinder Morgan, Inc.	135,804	2,338,545

Retail — 3.2%
Genuine Parts Co.	12,387	2,096,252

Savings & Loans — 3.1%
New York Community Bancorp, Inc.	182,417	2,050,367

Semiconductors — 11.2%
Analog Devices, Inc.	10,639	2,072,584
Broadcom, Inc.	3,390	2,940,587
QUALCOMM, Inc.	19,331	2,301,162
		7,314,333
Telecommunications — 5.2%
AT&T, Inc.	94,318	1,504,372
Verizon Communications, Inc.	50,705	1,885,719
		3,390,091
TOTAL COMMON STOCKS (Cost $62,495,909)		64,440,174

MONEY MARKET FUNDS — 0.3%
First American Treasury Obligations Fund - Class X, 5.04% (b)	209,914	209,914
TOTAL MONEY MARKET FUNDS (Cost $209,914)		209,914

TOTAL INVESTMENTS (Cost $62,705,823) — 98.9%		64,650,088
Other assets and liabilities, net — 1.1%		695,396
TOTAL NET ASSETS — 100.0%		$65,345,484

Percentages are stated as a percent of net assets.

ADR — American Depositary Receipt

PLC — Public Limited Company

(a)	Foreign issued security.

(b)	The rate shown is the yield at period end.

The accompanying notes are an integral part of the financial statements.

TrueShares Eagle Global Renewable Energy Income ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 96.6%
Electric — 93.9% (c)
AGL Energy Ltd. (b)	10,616	$76,447
Atlantica Sustainable Infrastructure PLC (b)	4,091	95,893
Boralex, Inc. - Class A (a)(b)	2,068	56,307
Clearway Energy, Inc. - Class C	2,895	82,681
EDP - Energias de Portugal SA (b)	25,143	122,804
Electric Power Development Co. Ltd. (b)	3,736	54,864
Endesa SA (b)	6,334	135,814
Enel SpA (b)	32,620	219,550
Enlight Renewable Energy Ltd. (a)(b)	3,253	57,741
Fortum Oyj (b)	4,190	56,077
Iberdrola SA (b)	11,000	143,439
Mercury NZ Ltd. (b)	16,492	65,787
NextEra Energy, Inc.	4,046	300,214
Northland Power, Inc. (b)	5,738	119,676
Orsted AS (b)	2,361	223,108
PG&E Corp. (a)	5,703	98,548
RWE AG (b)	6,182	268,956
SSE PLC (b)	9,971	233,129
The AES Corp.	9,519	197,329
TransAlta Corp. (b)	7,854	73,515
Verbund AG (b)	1,002	80,309
		2,762,188
Energy, Alternate Sources — 2.7%
Enviva, Inc.	7,217	78,304
TOTAL COMMON STOCKS (Cost $2,881,570)		2,840,492

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,735	$43,375
TOTAL REITS (Cost $44,259)		43,375

MONEY MARKET FUNDS — 2.3%
First American Treasury Obligations Fund - Class X, 5.04% (d)	68,350	68,350
TOTAL MONEY MARKET FUNDS (Cost $68,350)		68,350

TOTAL INVESTMENTS (Cost $2,994,179) — 100.4%		2,952,217
Other assets and liabilities, net — (0.4)%		(11,605)
TOTAL NET ASSETS — 100.0%		$2,940,612

Percentages are stated as a percent of net assets.

PLC — Public Limited Company

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	The rate shown is the seven day yield at period end.

COUNTRY	Percentage of Net Assets
United States	27.2%
United Kingdom	11.2%
Spain	9.5%
Germany	9.1%
Canada	8.5%
Denmark	7.6%
Italy	7.5%
Portugal	4.2%
Austria	2.7%
Australia	2.6%
New Zealand	2.2%
Israel	2.0%
Finland	1.9%
Japan	1.9%
Total Country	98.1%
MONEY MARKET FUNDS	2.3%
TOTAL INVESTMENTS	100.4%
Other assets and liabilities, net	(0.4)%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 86.4%
Advertising- 0.4%
The Trade Desk, Inc. - Class A (a)	177	$13,668

Agriculture — 0.5%
Altria Group, Inc.	331	14,994

Airlines - 0.4%
Southwest Airlines Co.	372	13,470

Auto Manufacturers — 0.9%
Lucid Group, Inc. (a)	2,079	14,324
Rivian Automotive, Inc. - Class A (a)	903	15,044
		29,368
Banks — 4.8%
BOK Financial Corp.	90	7,270
Citizens Financial Group, Inc.	301	7,850
Comerica, Inc.	142	6,015
Commerce Bancshares, Inc.	162	7,889
Cullen/Frost Bankers, Inc.	76	8,172
East West Bancorp, Inc.	147	7,760
Fifth Third Bancorp	287	7,522
First Citizens BancShares, Inc. - Class A	5	6,417
First Horizon Corp.	670	7,551
Huntington Bancshares, Inc.	721	7,772
KeyCorp	808	7,466
M&T Bank Corp.	56	6,931
Prosperity Bancshares, Inc.	103	5,817
Regions Financial Corp.	437	7,787
SouthState Corp.	91	5,988
The PNC Financial Services Group, Inc.	73	9,194
Truist Financial Corp.	248	7,527
U.S. Bancorp	280	9,251
Webster Financial Corp.	202	7,626
Wells Fargo & Co.	219	9,348
		151,153

	Shares	Value
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	15	$9,540
Constellation Brands, Inc. - Class A	55	13,537
		23,077
Biotechnology — 1.7%
Intra-Cellular Therapies, Inc. (a)	209	13,234
Ionis Pharmaceuticals, Inc. (a)	331	13,581
Sarepta Therapeutics, Inc. (a)	117	13,399
Seagen, Inc. (a)	73	14,049
		54,263
Building Materials — 2.9%
AAON, Inc.	129	12,230
Builders FirstSource, Inc. (a)	92	12,512
Eagle Materials, Inc.	81	15,100
Martin Marietta Materials, Inc.	26	12,004
Trex Co, Inc. (a)	212	13,899
UFP Industries, Inc.	121	11,743
Vulcan Materials Co.	66	14,879
		92,367
Chemicals — 0.5%
Valvoline, Inc.	368	13,804

Commercial Services — 2.6%
ADT, Inc.	2,017	12,163
Booz Allen Hamilton Holding Corp.	128	14,285
Paylocity Holding Corp. (a)	75	13,840
R1 RCM, Inc. (a)	741	13,671
Toast, Inc. - Class A (a)	602	13,587
TriNet Group, Inc. (a)	146	13,866
		81,412
Computers — 0.9%
CACI International, Inc. - Class A (a)	41	13,974
Science Applications International Corp.	126	14,173
		28,147
Distribution & Wholesale — 0.4%
SiteOne Landscape Supply, Inc. (a)	81	13,556

Diversified Financial Services — 3.6%
Ally Financial, Inc.	279	7,536
Ameriprise Financial, Inc.	27	8,968
Apollo Global Management, Inc.	100	7,681
Blue Owl Capital, Inc.	516	6,011
Capital One Financial Corp.	71	7,765
Cboe Global Markets, Inc.	58	8,005
Credit Acceptance Corp. (a)	13	6,603
Discover Financial Services	69	8,063
LPL Financial Holdings, Inc.	41	8,915
SoFi Technologies, Inc. (a)	850	7,089
OneMain Holdings, Inc.	140	6,117

The accompanying notes are an integral part of the financial statements.

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2023 (Unaudited) (Continued)

	Shares	Value
Diversified Financial Services (continued)
Synchrony Financial	219	$7,428
T. Rowe Price Group, Inc.	73	8,177
The Charles Schwab Corp.	164	9,296
Voya Financial, Inc.	100	7,171
		114,825
Electric — 11.1%
Alliant Energy Corp.	231	12,123
Ameren Corp.	145	11,842
American Electric Power Co., Inc.	147	12,377
Avangrid, Inc.	315	11,869
CenterPoint Energy, Inc.	414	12,068
CMS Energy Corp.	204	11,985
Consolidated Edison, Inc.	130	11,752
Constellation Energy Corp.	129	11,810
Dominion Energy, Inc.	233	12,067
DTE Energy Co.	102	11,222
Duke Energy Corp.	144	12,923
Edison International	171	11,876
Entergy Corp.	118	11,490
Evergy, Inc.	202	11,801
Eversource Energy	172	12,198
Exelon Corp.	302	12,303
FirstEnergy Corp.	304	11,820
IDACORP, Inc.	101	10,363
NextEra Energy, Inc.	187	13,875
NRG Energy, Inc.	325	12,152
OGE Energy Corp.	334	11,994
PG&E Corp. (a)	703	12,148
Pinnacle West Capital Corp.	146	11,893
PPL Corp.	446	11,801
Public Service Enterprise Group, Inc.	200	12,522
The Southern Co.	200	14,050
Vistra Corp.	465	12,206
WEC Energy Group, Inc.	131	11,559
Xcel Energy, Inc.	189	11,750
		349,839
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	69	11,330
EMCOR Group, Inc.	68	12,565
MasTec, Inc. (a)	120	14,156
		38,051
Entertainment — 1.3%
Caesars Entertainment, Inc. (a)	273	13,915
Churchill Downs, Inc.	100	13,917
DraftKings, Inc. - Class A (a)	516	13,710
		41,542

	Shares	Value
Environmental Control — 0.9%
Republic Services, Inc.	83	$12,713
Waste Management, Inc.	83	14,394
		27,107
Food — 2.9%
Albertsons Cos., Inc. - Class A	612	13,354
Campbell Soup Co.	300	13,713
Flowers Foods, Inc.	482	11,992
Lancaster Colony Corp.	67	13,473
Performance Food Group Co. (a)	221	13,314
The Kroger Co.	290	13,630
US Foods Holding Corp. (a)	302	13,288
		92,764
Gas — 0.8%
Atmos Energy Corp.	100	11,634
NiSource, Inc.	440	12,034
		23,668
Healthcare Products — 1.2%
Inspire Medical Systems, Inc. (a)	41	13,310
Lantheus Holdings, Inc. (a)	156	13,091
Natera, Inc. (a)	260	12,652
		39,053
Healthcare Services — 4.9%
agilon health, Inc. (a)	775	13,439
Centene Corp. (a)	197	13,288
Chemed Corp.	28	15,168
Elevance Health, Inc.	29	12,884
HealthEquity, Inc. (a)	189	11,933
Humana, Inc.	28	12,520
Molina Healthcare, Inc. (a)	41	12,351
Quest Diagnostics, Inc.	96	13,494
Surgery Partners, Inc. (a)	263	11,832
Tenet Healthcare Corp. (a)	166	13,509
The Ensign Group, Inc.	129	12,314
UnitedHealth Group, Inc.	27	12,977
		155,709
Home Builders — 2.5%
DR Horton, Inc.	109	13,264
Lennar Corp. - Class A	109	13,659
NVR, Inc. (a)	2	12,701
PulteGroup, Inc.	176	13,672
Taylor Morrison Home Corp. (a)	250	12,193
Toll Brothers, Inc.	176	13,916
		79,405
Household Products & Wares — 0.4%
Reynolds Consumer Products, Inc.	484	13,673

Insurance — 3.6%
American Financial Group, Inc.	69	8,194

The accompanying notes are an integral part of the financial statements.

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2023 (Unaudited) (Continued)

	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	74	$7,202
Equitable Holdings, Inc.	279	7,578
Erie Indemnity Co. - Class A	44	9,241
Fidelity National Financial, Inc.	205	7,380
Globe Life, Inc.	70	7,673
Kinsale Capital Group, Inc.	13	4,865
Loews Corp.	126	7,482
Markel Group, Inc. (a)	5	6,916
Old Republic International Corp.	309	7,777
The Allstate Corp.	71	7,742
The Hartford Financial Services Group, Inc.	114	8,210
The Progressive Corp.	69	9,133
RLI Corp.	55	7,506
Selective Insurance Group, Inc.	72	6,908
		113,807
Internet — 1.1%
Robinhood Markets, Inc. - Class A (a)	739	7,375
Roku, Inc. (a)	208	13,304
Zillow Group, Inc. - Class C (a)	258	12,967
		33,646
Investment Companies — 0.6%
Ares Capital Corp.	408	7,667
FS KKR Capital Corp.	308	5,907
Owl Rock Capital Corp.	441	5,918
		19,492
Iron & Steel — 0.4%
Steel Dynamics, Inc.	120	13,072

Leisure Time — 0.4%
Planet Fitness, Inc. - Class A (a)	172	11,600

Lodging — 0.4%
Boyd Gaming Corp.	198	13,735

Media — 2.6%
Charter Communications, Inc. - Class A (a)	38	13,960
Fox Corp. - Class A	396	13,464
Liberty Broadband Corp. - Class C (a)	171	13,699
Nexstar Media Group, Inc.	83	13,824
Sirius XM Holdings, Inc.	3,174	14,378
The New York Times Co. - Class A	335	13,192
		82,517
Oil & Gas — 7.6%
Antero Resources Corp. (a)	601	13,841
Chesapeake Energy Corp.	167	13,975
Chord Energy Corp.	84	12,919
Civitas Resources, Inc.	178	12,348

	Shares	Value
Oil & Gas (continued)
Coterra Energy, Inc.	549	$13,889
Devon Energy Corp.	287	13,874
Diamondback Energy, Inc.	98	12,873
EOG Resources, Inc.	141	16,136
EQT Corp.	334	13,737
HF Sinclair Corp.	302	13,472
Marathon Oil Corp.	606	13,950
Marathon Petroleum Corp.	123	14,342
Matador Resources Co.	260	13,603
PDC Energy, Inc.	197	14,015
Pioneer Natural Resources Co.	69	14,295
Range Resources Corp.	464	13,642
Southwestern Energy Co. (a)	2,320	13,943
Texas Pacific Land Corp.	5	6,583
		241,437
Pharmaceuticals — 2.2%
Cardinal Health, Inc.	137	12,956
CVS Health Corp.	214	14,794
Neurocrine Biosciences, Inc. (a)	146	13,768
Option Care Health, Inc. (a)	374	12,151
The Cigna Group	55	15,432
		69,101
Pipelines — 1.7%
Kinder Morgan, Inc.	793	13,655
ONEOK, Inc.	222	13,702
Targa Resources Corp.	176	13,394
The Williams Cos., Inc.	418	13,639
		54,390
Private Equity — 0.5%
Ares Management Corp. - Class A	84	8,093
Blackstone, Inc.	98	9,111
		17,204
Retail — 9.6%
AutoNation, Inc. (a)	77	12,675
Beacon Roofing Supply, Inc. (a)	140	11,617
BJ’s Wholesale Club Holdings, Inc. (a)	207	13,043
Burlington Stores, Inc. (a)	85	13,378
CarMax, Inc. (a)	158	13,225
Casey’s General Stores, Inc.	52	12,682
Chipotle Mexican Grill, Inc. (a)	7	14,973
Darden Restaurants, Inc.	87	14,536
Dick’s Sporting Goods, Inc.	99	13,087
Dollar General Corp.	84	14,261
Five Below, Inc. (a)	68	13,365
Floor & Decor Holdings, Inc. - Class A (a)	132	13,723
Lithia Motors, Inc.	39	11,860
Murphy USA, Inc.	41	12,755

The accompanying notes are an integral part of the financial statements.

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2023 (Unaudited) (Continued)

	Shares	Value
Retail (continued)
O’Reilly Automotive, Inc. (a)	13	$12,419
RH (a)	39	12,854
Ross Stores, Inc.	127	14,241
Target Corp.	114	15,036
Texas Roadhouse, Inc.	124	13,923
Tractor Supply Co.	57	12,603
Ulta Beauty, Inc. (a)	27	12,706
Williams-Sonoma, Inc.	110	13,765
Wingstop, Inc.	53	10,609
		303,336
Savings & Loans — 0.2%
New York Community Bancorp, Inc.	678	7,621

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	56	12,746

Software — 2.8%
Bill.com Holdings, Inc. (a)	106	12,386
Black Knight, Inc. (a)	126	7,526
CCC Intelligent Solutions Holdings, Inc. (a)	679	7,612
DoubleVerify Holdings, Inc. (a)	349	13,583
Intuit, Inc.	29	13,288
Jack Henry & Associates, Inc.	42	7,028
Paychex, Inc.	115	12,865
Paycom Software, Inc.	44	14,134
		88,422
Telecommunications — 1.0%
AT&T, Inc.	948	15,121
Verizon Communications, Inc.	414	15,396
		30,517
Transportation — 3.0%
CSX Corp.	444	15,140
JB Hunt Transport Services, Inc.	68	12,310
Knight-Swift Transportation Holdings, Inc.	248	13,780
Landstar System, Inc.	67	12,900
Norfolk Southern Corp.	69	15,646
Old Dominion Freight Line, Inc.	36	13,311
Saia, Inc. (a)	37	12,669
		95,756
Water — 0.8%
American Water Works Co., Inc.	90	12,848
Essential Utilities, Inc.	294	11,734
		24,582
TOTAL COMMON STOCKS (Cost $2,740,100)		2,737,896

	Shares	Value
PARTNERSHIPS — 3.0%
Investment Companies — 0.4%
Icahn Enterprises LP	479	$13,905

Pipelines — 2.6%
Cheniere Energy Partners LP	286	13,196
Energy Transfer LP	1,049	13,322
Enterprise Products Partners LP	579	15,258
Magellan Midstream Partners LP	217	13,524
MPLX LP	394	13,372
Western Midstream Partners LP	505	13,392
		82,064
TOTAL PARTNERSHIPS (Cost $83,783)		95,969

REAL ESTATE INVESTMENTS TRUSTS (REITS) — 9.2%
AGNC Investment Corp.	736	7,456
Agree Realty Corp.	115	7,520
Alexandria Real Estate Equities, Inc.	72	8,171
American Homes 4 Rent - Class A	213	7,551
Annaly Capital Management, Inc.	364	7,284
Apartment Income REIT Corp.	176	6,352
AvalonBay Communities, Inc.	44	8,328
Boston Properties, Inc.	135	7,775
Brixmor Property Group, Inc.	353	7,766
Camden Property Trust	74	8,056
Crown Castle, Inc.	85	9,686
CubeSmart	168	7,503
EastGroup Properties, Inc.	43	7,465
Equity LifeStyle Properties, Inc.	118	7,893
Equity Residential	115	7,587
Essex Property Trust, Inc.	28	6,560
Extra Space Storage, Inc.	55	8,186
Federal Realty Investment Trust	85	8,225
First Industrial Realty Trust, Inc.	144	7,580
Gaming and Leisure Properties, Inc.	161	7,802
Healthcare Realty Trust, Inc.	412	7,770
Healthpeak Properties, Inc.	375	7,537
Host Hotels & Resorts, Inc.	454	7,641
Invitation Homes, Inc.	213	7,327
Kimco Realty Corp.	396	7,809
Lamar Advertising Co. - Class A	82	8,139
Life Storage, Inc.	55	7,313
Mid-America Apartment Communities, Inc.	43	6,530
NNN REIT, Inc.	186	7,959
Public Storage	28	8,173
Regency Centers Corp.	129	7,968
Rexford Industrial Realty, Inc.	147	7,676
Ryman Hospitality Properties, Inc.	72	6,690

The accompanying notes are an integral part of the financial statements.

RiverNorth Patriot ETF

Schedule of Investments

June 30, 2023 (Unaudited) (Continued)

	Shares	Value
REITS (continued)
Simon Property Group, Inc.	69	$7,968
Spirit Realty Capital, Inc.	158	6,222
STAG Industrial, Inc.	216	7,750
UDR, Inc.	173	7,432
VICI Properties, Inc.	249	7,826
TOTAL REITS (Cost $338,222)		290,476

MONEY MARKET FUNDS — 3.9%
First American Treasury Obligations Fund - Class X, 5.04% (b)	122,080	122,080
TOTAL MONEY MARKET FUNDS (Cost $122,080)		122,080

Total Investments (Cost $3,284,185) — 102.5%		3,246,421
Other assets and liabilities, net — (2.5)%		(78,675)
TOTAL NET ASSETS — 100.0%		$3,167,746

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown is the seven day yield at period end.

The accompanying notes are an integral part of the financial statements.

RiverNorth Enhanced Pre-Merger SPAC ETF

Schedule of Investments

June 30, 2023 (Unaudited)

Sector Diversification *

*	Percentages are stated as a percent of net assets.

	Shares	Value
COMMON STOCKS — 92.7%
Pre-Combination Special Purpose Acquisition Companies — 92.7% (a)
Acri Capital Acquisition Corp.	10,522	$113,638
Alchemy Investments Acquisition Corp. 1 - Tracking Stock (b)	6,363	65,157
Ares Acquisition Corp. - Class A (b)	7,946	83,989
Ares Acquisition Corp. II - Tracking Stock (b)	23,273	238,548
Bukit Jalil Global Acquisition 1 Ltd. - Tracking Stock (b)	23,000	234,140
Churchill Capital Corp. V - Class A	20,425	207,722
Churchill Capital Corp. VII	20,000	206,800
Conyers Park III Acquisition Corp. - Class A	10,552	107,841
Distoken Acquisition Corp. (b)	10,238	105,810
ESH Acquisition Corp. - Tracking Stock	23,000	233,220
Four Leaf Acquisition Corp. - Class A	23,000	237,130
FTAC Zeus Acquisition Corp. - Class A	18,192	189,652
Fusion Acquisition Corp. II - Class A	2	22
Fusion Acquisition Corp. II	22,998	238,719
Goal Acquisitions Corp.	6,973	72,415
Gores Holdings IX, Inc. - Class A	21,142	216,707
Golden Star Acquisition Corp. - Tracking Stock (b)	28,085	292,365
Graf Acquisition Corp. IV	10,502	108,486
Hennessy Capital Investment Corp. VI - Class A	14,565	150,020
Horizon Space Acquisition I Corp. (b)	3,578	37,372
Inflection Point Acquisition Corp. II - Tracking Stock (b)	23,374	236,545
Innovative International Acquisition Corp. - Class A (b)	21,043	229,578
Israel Acquisitions Corp. - Class A (b)	5,375	55,846
Kernel Group Holdings, Inc. - Class A (b)	10,522	110,481
Live Oak Crestview Climate Acquisition Corp. - Class A	7,077	72,539
Mars Acquisition Corp. (b)	10,840	112,519
Newbury Street Acquisition Corp.	21,043	218,426
Oak Woods Acquisition Corp. - Class A (b)	23,000	236,325
OCA Acquisition Corp. - Class A	13,677	143,745

	Shares	Value
Pre-Combination Special Purpose Acquisition Companies (continued)
Pono Capital Three, Inc. - Class A (b)	10,989	$114,231
Quantum FinTech Acquisition Corp.	13,725	142,603
Screaming Eagle Acquisition Corp. - Class A (b)	22,929	236,856
TMT Acquisition Corp. - Class A (b)	23,000	236,670
Trailblazer Merger Corp. I	22,022	224,404
TOTAL COMMON STOCKS (Cost $5,327,615)		5,510,521

RIGHTS — 0.4% (a)
Distoken Acquisition Corp., Expiration: November 2027 (b)	10,238	2,114
Horizon Space Acquisition I Corp., Expiration: March 2024 (b)	3,578	531
Mars Acquisition Corp., Expiration: February 2028 (b)	10,840	2,708
Oak Woods Acquisition Corp., Expiration: March 2028 (b)	23,000	4,830
TMT Acquisition Corp., Expiration: March 2028 (b)	23,000	8,050
Trailblazer Merger Corp. I, Expiration: April 2028	22,022	3,127
TOTAL RIGHTS (Cost $15,050)		21,360

WARRANTS — 0.3% (a)
Apollo Strategic Growth Capital II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	3,562	437
Ares Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	767	614
Bite Acquisition Corp., Expiration: December 2027, Exercise Price: $11.50	2,317	193
CC Neuberger Principal Holdings III, Expiration: December 2027, Exercise Price: $11.50 (b)	455	86
CF Acquisition Corp. IV, Expiration: December 2025, Exercise Price: $11.50	2,118	147
Churchill Capital Corp. V - Class A, Expiration: October 2027, Exercise Price: $11.50	3,679	663
Churchill Capital Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	3,511	632
Churchill Capital Corp. VII - Class A, Expiration: February 2028, Exercise Price: $11.50	3,382	473
Conyers Park III Acquisition Corp., Expiration: August 2028, Exercise Price: $11.50	2,175	109
Distoken Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50 (b)	10,238	393

The accompanying notes are an integral part of the financial statements.

RiverNorth Enhanced Pre-Merger SPAC ETF

Schedule of Investments

June 30, 2023 (Unaudited) (Continued)

	Shares	Value
WARRANTS (continued)
FAST Acquisition Corp. II - Class A, Expiration: March 2026, Exercise Price: $11.50	2,675	$1,870
Four Leaf Acquisition Corp., Expiration: May 2028, Exercise Price: $11.50	23,000	2,230
Fusion Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50	7,666	38
Goal Acquisitions Corp., Expiration: February 2026, Exercise Price: $11.50	2,841	69
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	5,071	1,114
Graf Acquisition Corp. IV, Expiration: May 2028, Exercise Price: $11.50	1,751	399
Hennessy Capital Investment Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	4,085	449
Horizon Space Acquisition I Corp., Expiration: January 2028, Exercise Price: $11.50 (b)	3,578	185
Israel Acquisitions Corp., Expiration: February 2028, Exercise Price: $11.50 (b)	5,375	806
Jaws Mustang Acquisition Corp., Expiration: January 2026, Exercise Price: $11.50 (b)	2,053	103
Live Oak Crestview Climate Acquisition Corp., Expiration: March 2026, Exercise Price: $11.50	1,424	49
Net Power, Inc., Expiration: March 2026, Exercise Price: $11.50	1,085	3,646
Oak Woods Acquisition Corp., Expiration: May 2028, Exercise Price: $11.50 (b)	23,000	745
Pono Capital Three, Inc. - Class A, Expiration: April 2028, Exercise Price: $11.50 (b)	10,989	1,868
Screaming Eagle Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	5,917	804
Slam Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	3,592	682
Twelve Seas Investment Co. II - Class A, Expiration: March 2028, Exercise Price: $11.50	3,509	234
TOTAL WARRANTS (Cost $15,603)		19,038

	Shares	Value
MONEY MARKET FUNDS — 8.5%
First American Treasury Obligations Fund - Class X, 5.04% (c)	506,797	$506,797
TOTAL MONEY MARKET FUNDS (Cost $506,797)		506,797

TOTAL INVESTMENTS (Cost $5,865,065) — 101.9%		6,057,716
Other assets and liabilities, net — (1.9)%		(110,406)
TOTAL NET ASSETS — 100.0%		$5,947,310

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven day yield at period end.

COUNTRY	Percentage of Net Assets
United States	48.5%
Cayman Islands	44.6%*
Total Country	93.1%
RIGHTS	0.4%
WARRANTS	0.3%
MONEY MARKET FUNDS	8.5%
TOTAL INVESTMENTS	101.9%
Other assets and liabilities, net	(1.9)%
NET ASSETS	100.0%

*	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	TrueShares Eagle Global Renewable Energy Income ETF
Assets
Investments, at value(1)	$34,161,439	$2,429,557	$64,650,088	$2,952,217
Receivable for investment securities sold	—	—	3,054,426	—
Receivable for Fund shares sold	—	—	1,089,524	—
Dividends and interest receivable	8,685	2,222	113,453	11,593
Total assets	34,170,124	2,431,779	68,907,491	2,963,810

Liabilities
Payable to Adviser	15,623	1,322	34,337	1,780
Payable for investment securities purchased	—	—	2,429,406	21,418
Payable for Fund shares redeemed	—	—	1,098,264	—
Total liabilities	15,623	1,322	3,562,007	23,198
Net Assets	$34,154,501	$2,430,457	$65,345,484	$2,940,612

Net Assets Consists of:
Paid-in capital	$46,228,764	$1,210,305	$67,919,996	$2,972,232
Total distributable earnings (accumulated losses)	(12,074,263)	1,220,152	(2,574,512)	(31,620)
Net Assets	$34,154,501	$2,430,457	$65,345,484	$2,940,612

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,070,000	65,000	2,380,000	120,000
Net Asset Value, redemption price and offering price per share	$31.92	$37.39	27.46	24.51

(1) Cost of investments	$38,287,446	$2,140,768	$62,705,823	$2,994,179

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Assets and Liabilities

June 30, 2023 (Unaudited) (Continued)

	RiverNorth Patriot ETF	RiverNorth Enhanced Pre-Merger SPAC ETF
Assets
Investments, at value(1)	$3,246,421	$6,057,716
Dividends and interest receivable	4,303	2,948
Receivable for investment securities sold	165,259	—
Total assets	3,415,983	6,060,664

Liabilities
Payable to Adviser	1,772	4,384
Payable for investment securities purchased	246,465	108,970
Total liabilities	248,237	113,354
Net Assets	$3,167,746	$5,947,310

Net Assets Consists of:
Paid-in capital	$3,523,075	$5,656,515
Total distributable earnings (accumulated losses)	(355,329)	290,795
Net Assets	$3,167,746	$5,947,310

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	140,000	225,000
Net Asset Value, redemption price and offering price per share	$22.63	$26.43

(1) Cost of investments	$3,284,185	$5,865,065

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	TrueShares Eagle Global Renewable Energy Income ETF
Investment Income
Dividend income (net of withholding taxes and issuance fees of $—, $—, $541 and $7,672, respectively)	$344	$37,305	$1,165,981	$46,548
Interest income	9,796	1,469	49,947	1,275
Total investment income	10,140	38,775	1,215,928	47,823

Expenses
Investment advisory fees	60,440	14,560	227,812	9,349
Total expenses	60,440	14,560	227,812	9,349
Net Investment Income (Loss)	(50,300)	24,215	988,116	38,474

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(3,937,463)	996,961	(913,116)	2,039
Foreign currency transactions	—	—	—	(107)
Net realized gain (loss) on investments and foreign currency transactions	(3,937,463)	996,961	(913,116)	1,932
Net change in unrealized appreciation/depreciation on:
Investments	9,543,766	(266,235)	(2,877,169)	(6,058)
Foreign currency translation	—	—	—	818
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	9,543,766	(266,235)	(2,877,169)	(5,240)
Net realized and unrealized gain (loss) on investments and foreign currency	5,606,303	730,726	(3,790,285)	(3,308)
Net increase (decrease) in net assets from operations	$5,556,003	$754,941	$(2,802,169)	$35,166

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Operations

For the Six Months Ended June 30, 2023 (Unaudited) (Continued)

	RiverNorth Patriot ETF	RiverNorth Enhanced Pre-Merger SPAC ETF
Investment Income
Dividend income	$34,450	$—
Interest income	473	12,420
Total investment income	34,923	12,420

Expenses
Investment advisory fees	11,237	25,596
Total expenses	11,237	25,596
Net Investment Income (Loss)	23,686	(13,176)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(149,393)	102,508
Net change in unrealized appreciation/depreciation on investments	255,282	131,070
Net realized and unrealized gain on investments	105,889	233,578
Net increase in net assets from operations	$129,575	$220,402

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

	TrueShares Technology, AI & Deep Learning ETF		TrueShares ESG Active Opportunities ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
From Operations
Net investment income (loss)	$(50,300)	$(131,297)	$24,215	$56,514
Net realized gain (loss) on investments	(3,937,463)	(1,688,095)	996,961	518,697
Net change in unrealized appreciation/depreciation on investments	9,543,766	(16,195,089)	(266,235)	(2,722,553)
Net increase (decrease) in net assets resulting from operations	5,556,003	(18,014,481)	754,941	(2,147,342)

From Distributions
Distributable earnings	—	—	—	(55,980)
Total distributions	—	—	—	(55,980)

From Capital Share Transactions
Proceeds from shares sold	18,647,455	5,630,240	—	—
Cost of shares redeemed	(4,348,829)	(11,009,818)	(4,675,272)	(1,793,493)
Net increase (decrease) in net assets resulting from capital share transactions	14,298,626	(5,379,578)	(4,675,272)	(1,793,493)

Total Increase (Decrease) in Net Assets	19,854,629	(23,394,059)	(3,920,331)	(3,996,815)

Net Assets
Beginning of period	14,299,872	37,693,931	6,350,788	10,347,603
End of period	$34,154,501	$14,299,872	$2,430,457	$6,350,788

Changes in Shares Outstanding
Shares outstanding, beginning of period	625,000	800,000	200,000	250,000
Shares sold	600,000	150,000	—	—
Shares redeemed	(155,000)	(325,000)	(135,000)	(50,000)
Shares outstanding, end of period	1,070,000	625,000	65,000	200,000

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	TrueShares Low Volatility Equity Income ETF		TrueShares Eagle Global Renewable Energy Income ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
From Operations
Net investment income (loss)	$988,116	$2,076,126	$38,474	$(271)
Net realized gain (loss) on investments and foreign currency	(913,116)	(1,788,783)	1,932	(1,747)
Net change in unrealized appreciation/depreciation on investments and foreign currency	(2,877,169)	1,890,513	(5,240)	(36,740)
Net increase (decrease) in net assets resulting from operations	(2,802,169)	2,177,856	35,166	(38,758)

From Distributions
Distributable earnings	(987,990)	(2,075,345)	(28,300)	—
Return of capital	—	(693)	—	(238)
Total distributions	(987,990)	(2,076,038)	(28,300)	(238)

From Capital Share Transactions
Proceeds from shares sold	11,153,717	39,931,580	724,352	2,494,265
Cost of shares redeemed	(20,289,376)	(7,987,377)	(245,875)	—
Net increase (decrease) in net assets resulting from capital share transactions	(9,135,659)	31,944,203	478,477	2,494,265

Total Increase (Decrease) in Net Assets	(12,925,818)	32,046,021	485,343	2,455,269

Net Assets
Beginning of period	78,271,302	46,225,281	2,455,269	—
End of period	$65,345,484	$78,271,302	$2,940,612	$2,455,269

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,700,000	1,600,000	100,000	—
Shares sold	400,000	1,375,000	30,000	100,000
Shares redeemed	(720,000)	(275,000)	(10,000)	—
Shares outstanding, end of period	2,380,000	2,700,000	120,000	100,000

(1)	The Fund commenced operations on December 8, 2022.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Statements of Changes in Net Assets

(Continued)

	RiverNorth Patriot ETF		RiverNorth Enhanced Pre- Merger SPAC ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Period Ended December 31, 2022(1)
From Operations
Net investment income (loss)	$23,686	$48,932	$(13,176)	$(13,101)
Net realized gain (loss) on investments	(149,393)	(163,346)	102,508	31,432
Net change in unrealized appreciation/depreciation on investments	255,282	(293,046)	131,070	61,581
Net increase (decrease) in net assets resulting from operations	129,575	(407,460)	220,402	79,912

From Distributions
Distributable earnings	—	(48,932)	—	(8,355)
Return of capital	—	(407)	—	—
Total distributions	—	(49,339)	—	(8,355)

From Capital Share Transactions
Proceeds from shares sold	222,927	3,691,633	2,430,981	4,372,345
Cost of shares redeemed	(439,785)	(1,229,805)	(522,192)	(625,783)
Net increase (decrease) in net assets resulting from capital share transactions	(216,858)	2,461,828	1,908,789	3,746,562

Total Increase (Decrease) in Net Assets	(87,283)	2,005,029	2,129,191	3,818,119

Net Assets
Beginning of period	3,255,029	1,250,000	3,818,119	—
End of period	$3,167,746	$3,255,029	$5,947,310	$3,818,119

Changes in Shares Outstanding
Shares outstanding, beginning of period	150,000	50,000	150,000	—
Shares sold	10,000	150,000	95,000	175,000
Shares redeemed	(20,000)	(50,000)	(20,000)	(25,000)
Shares outstanding, end of period	140,000	150,000	225,000	150,000

(1)	The Fund commenced operations on July 11, 2022.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations				Less Distributions Paid From
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	Net investment income	Return of capital		Net realized gains	Total distributions paid
TrueShares Technology, AI & Deep Learning ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$22.88	(0.08)	9.12		9.04	—	—		—	—
For the year 01/01/2022 - 12/31/2022	$47.12	(0.19)	(24.05)		(24.24)	—	—		—	—
For the year 01/01/2021 - 12/31/2021	$47.61	(0.31)	(0.12	)(9)	(0.43)	—	—		(0.06)	(0.06)
For the period 02/28/2020(8) - 12/31/2020	$25.00	(0.19)	22.80		22.61	—	—		—	—
TrueShares ESG Active Opportunities ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$31.75	0.16	5.48		5.64	—	—		—	—
For the year 01/01/2022 - 12/31/2022	$41.39	0.26	(9.62)		(9.36)	(0.28)	—		—	(0.28)
For the year 01/01/2021 - 12/31/2021	$35.10	0.16	6.29		6.45	(0.16)	—		—	(0.16)
For the period 02/28/2020(8) - 12/31/2020	$25.00	0.17	10.07		10.24	(0.14)	(0.00	)(7)	—	(0.14)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)	Ratios/Supplemental Data
				Ratios to Average Net Assets of: (2)
Net Asset Value, End of Period	Total return, at NAV(3)(5)	Total return, at Market(4)(5)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(5)(6)

$31.92	39.51%	39.70%	$34,155	0.68%	(0.57)%	23%
$22.88	(51.44)%	(51.46)%	$14,300	0.68%	(0.60)%	25%
$47.12	(0.90)%	(0.96)%	$37,694	0.68%	(0.67)%	14%
$47.61	90.43%	90.52%	$27,374	0.68%	(0.59)%	30%

$37.39	17.75%	17.97%	$2,430	0.58%	0.96%	0%
$31.75	(22.61)%	(22.70)%	$6,351	0.58%	0.74%	4%
$41.39	18.40%	18.42%	$10,348	0.58%	0.42%	14%
$35.10	40.94%	40.93%	$7,020	0.58%	0.70%	29%

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Less than $(0.005).

(8)	Commencement of Operations.

(9)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations				Less Distributions Paid From
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Return of capital		Net realized gains	Total distributions paid
TrueShares Low Volatility Equity Income ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$28.99	0.39		(1.50)	(1.11)	(0.42)	—		—	(0.42)
For the year 01/01/2022 - 12/31/2022	$28.89	0.99		0.04	1.03	(0.93)	(0.00	)(9)	—	(0.93)
For the period 01/27/2021(8) - 12/31/2021	$25.00	0.81		4.19	5.00	(0.69)	—		(0.42)	(1.11)
TrueShares Eagle Global Renewal Energy Income ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$24.55	0.37		(0.15)	0.22	(0.26)	—		—	(0.26)
For the period 12/08/2022(8) - 12/31/2022	$24.76	(0.00	)(9)	(0.21)	(0.21)	—	(0.00	)(9)	—	(0.00	)(9)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca, Inc.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)	Ratios/Supplemental Data
						Ratios to Average Net Assets of: (2)
Net Asset Value, End of Period	Total return, at NAV(3)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(5)(6)

$27.46	(3.83)%		(3.68)%		$65,345	0.65%	2.82%	46%
$28.99	3.65%		3.54%		$78,271	0.65%	3.42%	41%
$28.89	20.10	%(7)	20.17	%(7)	$46,225	0.65%	3.08%	55%

$24.51	0.89%		0.38%		$2,941	0.75%	3.09%	31%
$24.55	(0.83)%		(0.18)%		$2,455	0.75%	(0.22)%	2%

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period

(8)	Commencement of Operations.

(9)	Less than $(0.005).

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

	Per Share Operating Performance (For a share outstanding throughout each period)
		Income from Investment Operations			Less Distributions Paid From
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Net investment income	Return of capital		Total distributions paid
RiverNorth Patriot ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$21.70	0.16	0.77	0.93	—	—		—
For the year 01/01/2022 - 12/31/2022	$25.00	0.34	(3.31)	(2.97)	(0.33)	(0.00	)(8)	(0.33)
For the period 12/31/2021(7) - 12/31/2021	$25.00	—	—	—	—	—		—
RiverNorth Enhanced Pre-Merger SPAC ETF
For the period 01/01/2023 - 6/30/2023 (Unaudited)	$25.45	(0.06)	1.04	0.98	—	—		—
For the period 07/11/2022(7) - 12/31/2022	$25.00	(0.09)	0.60	0.51	(0.06)	—		(0.06)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the CBOE BXZ Exchange, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the CBOE BXZ Exchange, Inc.

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Financial Highlights

For a Share Outstanding Throughout each Period (Continued)

Per Share Operating Performance (For a share outstanding throughout each period)	Ratios/Supplemental Data
				Ratios to Average Net Assets of: (2)
Net Asset Value, End of Period	Total return, at NAV(3)(5)	Total return, at Market(4)(5)	Net assets, end of period (000’s)	Expenses	Net investment income (loss)	Portfolio turnover rate(5)(6)

$22.63	4.27%	4.33%	$3,168	0.70%	1.48%	28%
$21.70	(11.89)%	(11.90)%	$3,255	0.70%	1.50%	31%
$25.00	—%	—%	$1,250	0.70%	—%	—%

$26.43	3.86%	3.71%	$5,947	0.89%	(0.46)%	85%
$25.45	2.02%	2.18%	$3,818	0.89%	(0.76)%	43%

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)	Commencement of Operations.

(8)	Less than $(0.005).

The accompanying notes are an integral part of the financial statements.

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited)

1. ORGANIZATION

The TrueShares ETFs are a series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2023, the TrueShares ETFs consist of eighteen active series, six of which are covered in this report (each a “Fund,” and collectively, the “Funds”).

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Technology, AI & Deep Learning ETF (“AI ETF”)	LRNZ	Non-diversified	February 28, 2020
TrueShares ESG Active Opportunities ETF (“ESG ETF”)	ECOZ	Diversified	February 28, 2020
TrueShares Low Volatility Equity Income ETF (“DIVZ ETF”)	DIVZ	Non-diversified	January 27, 2021
TrueShares Eagle Global Renewal Energy Income ETF (“RNWZ ETF”)	RNWZ	Non-diversified	December 8, 2022
RiverNorth Patriot ETF (“FLDZ ETF”)	FLDZ	Non-diversified	December 31, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ ETF”)	SPCZ	Non-diversified	July 11, 2022

The operational TrueShares ETFs covered outside of this report consists of:

Fund Name	Ticker	Diversified/ Non-Diversified	Commencement of Operations
TrueShares Structured Outcome (July) ETF (“JULZ ETF”)	JULZ	Non-diversified	July 1, 2020
TrueShares Structured Outcome (August) ETF (“AUGZ ETF”)	AUGZ	Non-diversified	August 3, 2020
TrueShares Structured Outcome (September) ETF (“SEPZ ETF”)	SEPZ	Non-diversified	September 1, 2020
TrueShares Structured Outcome (October) ETF (“OCTZ ETF”)	OCTZ	Non-diversified	October 1, 2020
TrueShares Structured Outcome (November) ETF (“NOVZ ETF”)	NOVZ	Non-diversified	November 2, 2020
TrueShares Structured Outcome (December) ETF (“DECZ ETF”)	DECZ	Non-diversified	December 1, 2020
TrueShares Structured Outcome (January) ETF (“JANZ ETF”)	JANZ	Non-diversified	January 4, 2021
TrueShares Structured Outcome (February) ETF (“FEBZ ETF”)	FEBZ	Non-diversified	February 1, 2021
TrueShares Structured Outcome (March) ETF (“MARZ ETF”)	MARZ	Non-diversified	March 1, 2021
TrueShares Structured Outcome (April) ETF (“APRZ ETF”)	APRZ	Non-diversified	April 1, 2021
TrueShares Structured Outcome (May) ETF (“MAYZ ETF”)	MAYZ	Non-diversified	May 3, 2021
TrueShares Structured Outcome (June) ETF (“JUNZ ETF”)	JUNZ	Non-diversified	June 1, 2021

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objectives:

Fund	Investment Objective
AI ETF	Seeks to achieve its total return investment objective by investing in Common stock of technology, artificial intelligence and deep learning companies.
ESG ETF	Seeks to achieve its total return investment objective by investing in Common stock of environmental, social and governance (“ESG”) companies.
DIVZ ETF

Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index by investing common stocks with the best combination of dividend yield with potential for dividend growth and are currently under-valued in the market.

RNWZ ETF

Seeks to achieve its long-term growth of capital objective by investing in Common stock that primarily own or operate assets used in the development, generation, production, transmission, storage and sale of alternative and renewable energy such as solar power, wind power, biofuels, hydropower, nuclear or geothermal power.

FLDZ ETF

Seeks capital appreciation by investing in mid to large cap companies that are domiciled in, and with revenues which are primarily generated in, the United States of America. FLDZ is designed to provide an alternative approach to charity and seeks to delivers true impact investing.

SPCZ ETF

Seeks to preserve capital and provide incremental total return by investing primarily in units made up of common stock, warrants and rights of U.S.-listed special purpose acquisition companies (“SPACs”).

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by TrueMark Investments, LLC (“TrueMark” or the “Adviser”), the Funds’ Investment Adviser.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2023, are as follows:

	Level 1	Level 2	Level 3	Total
TrueShares Technology, AI & Deep Learning ETF
Investments - Assets:
Common Stocks*	$30,516,908	$—	$—	$30,516,908
Money Market Funds	3,644,531	—	—	3,644,531
Total Investments - Assets	$34,161,439	$—	$—	$34,161,439

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
TrueShares ESG Active Opportunities ETF
Investments - Assets:
Common Stocks*	$2,333,590	$—	$—	$2,333,590
Real Estate Investment Trusts	83,321	—	—	83,321
Money Market Funds	12,646	—	—	12,646
Total Investments - Assets	$2,429,557	$—	$—	$2,429,557

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
TrueShares Low Volatility Equity Income ETF
Investments - Assets:
Common Stocks*	$64,440,174	$—	$—	$64,440,174
Money Market Funds	209,914	—	—	209,914
Total Investments - Assets	$64,650,088	$—	$—	$64,650,088

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
True Shares Eagle Global Renewable Energy Income ETF
Investments - Assets:
Common Stocks*	$2,840,492	$—	$—	$2,840,492
Real Estate Investment Trusts	43,375	—	—	43,375
Money Market Funds	68,350	—	—	68,350
Total Investments - Assets	$2,952,217	$—	$—	$2,952,217

* See the Schedule of Investments for industry classifications.

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
RiverNorth Patriot ETF
Investments - Assets:
Common Stocks*	$2,737,896	$—	$—	$2,737,896
Partnerships*	95,969	—	—	95,969
Real Estate Investment Trusts	290,476	—	—	290,476
Money Market Funds	122,080	—	—	122,080
Total Investments - Assets	$3,246,421	$—	$—	$3,246,421

* See the Schedule of Investments for industry classifications.

	Level 1	Level 2	Level 3	Total
RiverNorth Enhanced Pre- Merger SPAC ETF
Investments - Assets:
Common Stocks*	$3,662,006	$1,848,515	$—	$5,510,521
Rights	21,360	—	—	21,360
Warrants	13,568	5,470	—	19,038
Money Market Funds	506,797	—	—	506,797
Total Investments - Assets	$4,203,731	$1,853,985	$—	$6,057,716

* See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.

Distributions received from each Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The AI ETF, the ESG ETF, FLDZ ETF and SPCZ ETF generally pay out dividends from net investment income, if any, at least annually, and distribute its net capital gains, if any, to shareholders at least annually. The DIVZ ETF and RNWZ ETF intend to pay out dividends from net investment income, if any, quarterly. The Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2022, the Funds’ most recent fiscal year or period end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2022, the Funds’ most recent fiscal year or period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal period. At December 31, 2022, the Funds’ most recent fiscal year or period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdiction.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and TrueMark, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of each Fund’s respective average daily net assets, as follows:

TrueShares Technology, AI & Deep Learning ETF	0.68%
TrueShares ESG Active Opportunities ETF	0.58%
TrueShares Low Volatility Equity Income ETF	0.65%
TrueShares Eagle Global Renewal Energy Income ETF	0.75%
RiverNorth Patriot ETF	0.70%
RiverNorth Enhanced Pre- Merger SPAC ETF	0.89%

TrueMark has agreed to pay all expenses of the Funds except the fee paid to TrueMark under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). TrueMark, in turn, compensates the Sub-Advisers from the management fee it receives.

Black Hill Capital Partners, LLC (the “AI ETF Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to the AI ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the AI ETF Sub-Adviser, the AI ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the AI ETF Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is 50% of the Adviser’s net profits. “Net profits” means, the total Adviser’s fees received by the Adviser from the ETF during a fiscal period, less the cumulative direct expenses incurred or paid by the Adviser during that period in relation to the ETF, which expenses include, without limitation: expense waivers and reimbursements; commissions; legal, administrative and custodial expenses; ntf/platform/omnibus fees; filing and registration fees; proxy solicitation expenses; taxes; interest.

Opal Capital LLC (the “DIVZ ETF Sub-Advisor”), a Florida limited liability company serves as sub-adviser to the DIVZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the DIVZ ETF Sub-Adviser, the DIVZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The DIVZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is 70% the net profits of the DIVZ ETF, calculated monthly.

Eagle Global Advisors LLC (the “RNWZ ETF Sub-Advisor”), a Texas limited liability company serves as sub-adviser to the RNWZ ETF. Pursuant to a Sub-Advisory Agreement between the Adviser and the RNWZ ETF Sub-Adviser, the RNWZ ETF Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The RNWZ ETF Sub-Advisor is entitled to a sub-advisory fee paid by the Adviser, which is 50% the net profits of the RNWZ ETF, calculated monthly.

RiverNorth Capital Management, LLC (the “RiverNorth ETF’s Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to FLDZ and SPCZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the RiverNorth ETF’s Sub-Adviser, the RiverNorth ETF’s Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the RiverNorth ETF’s Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which is calculated daily and paid monthly at an annual rate as follows:

Fund	Rate
RiverNorth Patriot ETF	0.60% based on the daily net assets of the Fund
RiverNorth Enhanced Pre- Merger SPAC ETF	75% of the Net Profits

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

The RiverNorth ETF’s Sub-Adviser will donate a majority of its sub-advisory fee from FLDZ or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.

4. CREATION AND REDEMPTION TRANSACTIONS

Shares of the AI ETF, the ESG ETF, the DIVZ ETF and the RNWZ ETF are listed and traded on the NYSE Arca, Inc. Shares of the FLDZ ETF and SPCZ ETF are listed and traded on the CBOE BXZ Exchange, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the AI ETF, ESG ETF and DIVZ ETF for each creation order is $300. The Creation Unit Transaction Fee charged by the RNWZ ETF, FLDZ ETF and SPCZ ETF for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the clearing process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Six Months Ended June 30, 2023		Year or Period Ended December 31, 2022
	Ordinary Income(1)	Return of Capital	Ordinary Income(1)	Return of Capital
TrueShares Technology, AI & Deep Learning ETF	$—	$—	$—	$—
TrueShares ESG Active Opportunities ETF	—	—	55,980	—
TrueShares Low Volatility Equity Income ETF	987,990	—	2,075,345	693
TrueShares Eagle Global Renewable Energy Income ETF	28,300	—	—	238
RiverNorth Patriot ETF	—	—	48,932	407
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—	8,355	—

(1)	Ordinary income includes short-term capital gains.

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

At December 31, 2022, the Funds’ most recent fiscal year or period end, the components of distributable earnings (accumulated losses) and cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, were as follows:

	TrueShares Technology, AI & Deep Learning ETF	TrueShares ESG Active Opportunities ETF	TrueShares Low Volatility Equity Income ETF	TrueShares Eagle Global Renewable Energy Income ETF	RiverNorth Patriot ETF	RiverNorth Enhanced Pre-Merger SPAC ETF
Federal Tax Cost of Investments	$28,812,084	$5,851,425	$76,599,690	$2,638,420	$3,604,178	$3,836,354
Gross Tax Unrealized Appreciation	$534,508	$1,168,174	$7,706,818	$14,592	$180,603	$67,142
Gross Tax Unrealized Depreciation	(15,038,404)	(615,437)	(3,298,037)	(53,078)	(487,322)	(33,895)
Net Tax Unrealized Appreciation (Depreciation)	(14,503,896)	552,737	4,408,781	(38,486)	(306,719)	33,247
Undistributed Ordinary Income	—	534	—	—	—	37,146
Other Accumulated Gain (Loss)	(3,126,370)	(88,060)	(3,193,134)	—	(178,185)	—
Total Distributable Earnings / (Accumulated Losses)	$(17,630,266)	$465,211	$1,215,647	$(38,486)	$(484,904)	$70,393

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized and specified ordinary losses after October 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2022, the Funds’ most recent fiscal year or period end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short- Term Capital Loss Carryover	Indefinite Long- Term Capital Loss Carryover
TrueShares Technology, AI & Deep Learning ETF	$1,069,946	$2,056,424
TrueShares ESG Active Opportunities ETF	7,868	80,192
TrueShares Low Volatility Equity Income ETF	1,951,943	1,241,191
TrueShares Eagle Global Renewable Energy Income ETF	—	—
RiverNorth Patriot ETF	178,185	—
RiverNorth Enhanced Pre-Merger SPAC ETF	—	—

TrueShares ETFs

Notes to Financial Statements

June 30, 2023 (Unaudited) (Continued)

6. INVESTMENT TRANSACTIONS

During the six months ended June 30, 2023, the Funds realized amounts in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
TrueShares Technology, AI & Deep Learning ETF	$729.445	$(47,050)
TrueShares ESG Active Opportunities ETF	1,282,029	(258,635)
TrueShares Low Volatility Equity Income ETF	3,046,831	(243,801)
TrueShares Eagle Global Renewable Energy Income ETF	28,918	—
RiverNorth Patriot ETF	107,316	(13,595)
RiverNorth Enhanced Pre-Merger SPAC ETF	11,812	(443)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the six months ended June 30, 2023, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
TrueShares Technology, AI & Deep Learning ETF	$4,450,452	$4,165,845	$14,773,517	$4,318,970
TrueShares ESG Active Opportunities ETF	—	32,733	—	4,548,691
TrueShares Low Volatility Equity Income ETF	32,188,988	32,731,800	10,853,775	18,671,985
TrueShares Eagle Global Renewable Energy Income ETF	769,573	799,823	707,259	192,776
RiverNorth Patriot ETF	1,016,532	914,722	212,932	503,926
RiverNorth Enhanced Pre-Merger SPAC ETF	6,358,459	4,418,265	—	333,422

7. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8. SUBSEQUENT EVENTS

On July 31, 2023, the TrueShares ESG Active Opportunities ETF liquidated according to the Plan of Liquidation.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

TrueShares ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

TrueShares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the Prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-800-617-0004, or by visiting the Funds’ website at www.true-shares.com

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov, or by visiting the Funds’ website at www.true-shares.com

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.true-shares.com

TAX INFORMATION

For the fiscal year or period end December 31, 2022, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

TrueShares Technology, AI & Deep Learning ETF	0.00%
TrueShares ESG Active Opportunities ETF	100.00%
TrueShares Low Volatility Equity Income ETF	100.00%
TrueShares Eagle Global Renewable Energy ETF	0.00%
RiverNorth Patriot ETF	0.00%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Funds’ fiscal year or period end December 31, 2022 was as follows:

TrueShares Technology, AI & Deep Learning ETF	0.00%
TrueShares ESG Active Opportunities ETF	100.00%
TrueShares Low Volatility Equity Income ETF	100.00%
TrueShares Eagle Global Renewable Energy ETF	0.00%
RiverNorth Patriot ETF	0.00%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.00%

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Investment Adviser:

TrueMark Investments, LLC
433 W. Van Buren St., 1100-E
Chicago, IL 60607

Investment Sub-Adviser:

Black Hill Capital Partners, LLC
101 California St.
San Francisco, CA 94111

Eagle Global Advisors, LLC
1330 Post Oak Boulevard, Suite 3000
Houston, TX 77056

Opal Capital LLC
1919 Flower Drive
Palm Beach Gardens, FL 33410

RiverNorth Capital Management, LLC
433 W. Van Buren St., 1150-N
Chicago, IL 60607

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	9/7/2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/7/2023

*	Print the name and title of each signing officer under his or her signature.